Consolidated Statements Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared per share	$ 1.36	$ 1.36	$ 1.36
Reissuance of treasury stock under incentive plan (shares)	214,833	316,063	154,183
Common stock issued, shares	754,334	3,083,229	5,973,182
Treasury stock acquired, shares	853,308	900,000